UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-06260)

Quaker Investment Trust
 (Exact name of registrant as specified in charter)

1180 W. Swedesford Road, Suite 150
Berwyn PA 19312
 (Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.
Quaker Investment Trust
1180 W. Swedesford Road, Suite 150
Berwyn PA 19312
  (Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2016

Item 1. Schedules of Investments.

Schedule of Investments

Quaker Event Arbitrage Fund
September 30, 2016 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 84.7%
Common Stocks — 60.7%

Basic Materials — 2.1%
Chemicals — 2.1%
MPM Holdings Inc. (a)●	34,576	$341,438
Platform Specialty Products Corp. (a)(b)	39,400	319,534
		660,972
Mining — 0.0%
Sacre-Coeur Minerals Ltd. (a)ƒ*^	109,444	0
Total Basic Materials (Cost $1,692,913)		660,972

Communications — 4.5%
Internet — 1.6%
30DC Inc. (a)	50,000	500
FTD Cos. Inc. (a)	25,000	514,250
		514,750
Media — 2.0%
Tribune Media Co. Cl A **	17,340	633,257
Telecommunications — 0.9%
NII Holdings Inc. (a)(b)	89,529	298,131
Total Communications (Cost $2,891,526)		1,446,138

Consumer, Cyclical — 4.2%
Auto Parts & Equipment — 0.1%
Exide Technologies (a)*^	5,926	15,000
Distribution/Wholesale — 0.5%
Medion AG ƒ	8,011	166,305
Lodging — 0.0%
Trump Entertainment Resorts Inc. (a)*^	8,949	0
Trump Entertainment Resorts Inc. (a)*^	135	0
		0
Retail — 3.6%
Advance Auto Parts Inc. (b)	2,000	298,240
Chipotle Mexican Grill Inc. (a)(b)	1,000	423,500
Punch Taverns PLC (a)ƒ	60,336	82,701
Signet Jewelers Ltd. (b)ƒ	4,500	335,385
		1,139,826
Total Consumer, Cyclical (Cost $1,968,033)		1,321,131

Consumer, Non-cyclical — 25.8%
Commercial Services — 5.7%
Herc Holdings Inc. (a)	3,224	108,649
Hertz Global Holdings Inc. (a)	9,674	388,508
PayPal Holdings Inc. (a)**	16,950	694,442
Sotheby's (b)	16,320	620,486
		1,812,085
Cosmetics & Personal Care — 1.0%
Coty Inc.	12,800	300,800
Food — 4.8%
Mondelez International Inc. (b)**	34,840	1,529,476
Healthcare-Products — 0.1%
Synovis Life Technologies Inc. (a)^	43,000	17,544
Healthcare-Services — 1.6%
Brookdale Senior Living Inc. (a)	29,650	517,392
Pharmaceuticals — 12.6%
AbbVie Inc. **	12,030	758,732
Celesio AG ƒ	11,796	341,812
GlaxoSmithKline PLC - ADR (b)ƒ	13,850	597,351
INYX Inc. (a)●	167,850	294
Pfizer Inc. **	43,060	1,458,442
Zoetis Inc. (b)**	16,500	858,165
		4,014,796
Total Consumer, Non-cyclical (Cost $8,329,859)		8,192,093

Diversified — 0.4%
Holding Companies-Diversified — 0.4%
CF Corp. (a)ƒ	11,400	116,280
Stoneleigh Partners Acquisition Corp. (a)*^	400	0
		116,280
Total Diversified (Cost $114,000)		116,280

Energy — 5.8%
Energy-Alternate Sources — 0.6%
TerraForm Global Inc.	20,000	82,200
TerraForm Power Inc. (b)	9,000	125,190
		207,390
Oil & Gas — 2.4%
Hess Corp. (b)	13,300	713,146
OGX Austria Petroleo e Gas SA-SP-ADR ƒ●	55,075	39,670
		752,816
Oil & Gas Services — 2.8%
Halliburton Co.	20,000	897,600
Total Energy (Cost $2,290,340)		1,857,806

Financial — 6.6%
Diversified Financial Services — 0.7%
Alliance Data Systems Corp. (a)(b)	700	150,171
Guoco Group Ltd. ƒ	10,000	112,230
		262,401
Insurance — 0.8%
Ambac Financial Group Inc. (a)**	13,100	240,909
Real Estate — 5.1%
CA Immobilien Anlagen AG ƒ	38,800	739,658
Conwert Immobilien Invest SE ƒ	45,000	846,982
Safeway Casa Ley CVR (a)*^	47,000	10,575
Safeway Property Development Center LLC CVR (a)*^	47,000	10,575
		1,607,790
Total Financial (Cost $1,819,402)		2,111,100

Healthcare — 3.4%
Healthcare-Services — 3.4%
Diagnostic Services Holdings Inc. (a)^	10,221	1,091,732
Total Healthcare (Cost $735,000)		1,091,732

Industrial — 4.2%
Aerospace & Defense — 0.9%
B/E Aerospace Inc.	5,600	289,296
Electronics — 3.3%
IEC Electronics Corp. (a)	217,656	1,038,219
Total Industrial (Cost $1,230,436)		1,327,515

Technology — 3.7%
Computers — 0.0%
Computer Horizons Corp. (a)*^	65,000	0
Semiconductors — 3.7%
QUALCOMM Inc. (b)	16,980	1,163,130
Software — 0.0%
Contra Softbrands Inc. (a)*^	5,000	0
Microsoft Corp.	70	4,032
		4,032
Total Technology (Cost $1,062,234)		1,167,162

Escrow Shares — 0.0%

Exide Technologies (a)*+^	1,777	0
Petrocorp Inc. (a)*+^	200	0
Total Escrow Shares
(Cost $1,686)		0

Total Common Stocks
(Cost $22,135,429)		$19,291,929

Preferred Stocks — 2.7%

Energy — 0.0%
Oil & Gas — 0.0%
GeoMet Inc., 12.50% - Convertible Series A (a)●	3	5
Total Energy (Cost $22)		5

Financial — 0.8%
Insurance — 0.2%
MBIA Insurance Corp., 4.71% (a)*#^	10	40,000
Mortgage Agencies — 0.6%
Federal Home Loan Mortgage Corp., 0.00%, Series G (a)▲●	3,000	12,450
Federal Home Loan Mortgage Corp., 0.00%, Series M (a)	9,500	42,750
Federal Home Loan Mortgage Corp., 0.00%, Series Q (a)▲	1,000	4,310
Federal Home Loan Mortgage Corp., 0.00%, Series S (a)▲●	25,000	117,500
Federal Home Loan Mortgage Corp., 5.00%, Series F (a)●	4,500	20,362
		197,372
Total Financial (Cost $1,051,290)		237,372

Healthcare — 1.9%
Healthcare-Services — 1.9%
Diagnostic Services Holdings Inc., 0.00% (a)*^	613	613,000
Total Healthcare (Cost $613,000)		613,000

Industrial — 0.0%
Rolls-Royce Holdings PLC, 0.00% (a)ƒ*^	2,122,900	2,752
Total Industrial (Cost $3,102)		2,752

Total Preferred Stocks
(Cost $1,667,414)		853,129

Real Estate Investment Trusts — 1.3%
Independence Realty Trust Inc.	47,200	424,800
Total Real Estate Investment Trusts
(Cost $424,800)		424,800

Structured Notes — 2.4%

Bank of America Corp. Structured Note, Expiration: 02/14/2017●	9,000	746,730
Total Structured Notes
(Cost $900,000)		746,730

	Par
	Value
Asset Backed Securities — 0.6%

AFC Home Equity Loan Trust
Class 1A, Series 2000-2, 1.32%, 06/25/2030 ▲●	$8,267	7,533
Citigroup Mortgage Loan Trust Inc.
Class M3, Series 2005-OPT1, 1.23%, 02/25/2035 ▲●	199,865	157,618
Countrywide Asset-Backed Certificates
Class 2M2, Series 2007-11, 0.84%, 06/25/2047 ▲●	1,136,550	11,352
Countrywide Home Equity Loan Trust
Class 2A, Series 2005-A, 0.76%, 04/15/2035 ▲●	18,390	16,185
		192,688
Total Asset Backed Securities
(Cost $213,585)		192,688

	Par
	Value
Convertible Bonds — 1.4%

Basic Materials — 0.0%
Mining — 0.0%
Talvivaara Mining Co. PLC, 4.00%, 12/16/2015 ƒ*+^	€12,900,000	0
Total Basic Materials (Cost $1,141,281)		0

Consumer, Cyclical — 0.2%
Auto Parts & Equipment — 0.2%
Exide Technologies, 7.00%, 04/30/2025 ●	$159,623	79,812
Total Consumer, Cyclical (Cost $152,901)		79,812

Financial — 1.2%
Banks — 1.2%
BNP Paribas Fortis SA, 1.70%, 12/29/2049 ƒ▲●	€500,000	369,303
Total Financial (Cost $556,015)		369,303
Total Convertible Bonds
(Cost $1,850,197)		449,115

Corporate Bonds — 14.9%

Consumer, Cyclical — 1.1%
Auto Parts & Equipment — 1.1%
Exide Technologies, 8.625%, 02/12/2018 *^	$1,000,000	0
Exide Technologies, 11.00%, 04/30/2020 ●	421,633	337,306
		337,306
Total Consumer, Cyclical (Cost $406,534)		337,306
Energy — 12.6%
Oil & Gas — 12.6%
Gastar Exploration Inc., 8.625%, 05/15/2018 ●	1,000,000	840,000
Halcon Resources Corp., 12.00%, 02/15/2022 *#●	390,000	390,000
Ithaca Energy Inc., 8.125%, 07/01/2019 ƒ*#●	1,000,000	910,000
Kosmos Energy Ltd., 7.875%, 08/01/2021 (b)ƒ*#●	1,000,000	970,000
OGX Austria GMBH, 8.50%, 06/01/2018 ƒ*+●	3,500,000	35
Tullow Oil PLC, 6.00%, 11/01/2020 ƒ*#●	1,000,000	902,500
		4,012,535
Total Energy (Cost $4,239,917)		4,012,535
Financial — 1.2%
Diversified Financial Services — 1.2%
Hellas Telecommunications Luxembourg II SCA, 0.00%, 01/15/2015 ƒ*+#^	5,000,000	25,000
Lehman Brothers Holdings Inc., 4.55%, 07/08/2014 ●	110,000	8,305
Lehman Brothers Holdings Inc., 5.32%, 02/17/2015 ●	130,000	9,653
Lehman Brothers Holdings Inc., 5.50%, 02/27/2020 ●	100,000	7,425
Lehman Brothers Holdings Inc., 7.00%, 01/28/2020 ●	100,000	7,425
Lehman Brothers Holdings Inc., 8.25%, 09/23/2020 ●	100,000	7,425
Lehman Brothers Holdings Inc., 8.75%, 02/14/2023 ●	200,000	14,850
Twin Reefs Pass-Through Trust, 0.00%, 12/29/2049 *+#^	1,000,000	320,000
		400,083
Venture Capital — 0.0%
Infinity Capital Group, 7.00%, 12/31/2049 *^	25,000	0
Total Financial (Cost $610,000)		400,083
Total Corporate Bonds
(Cost $5,256,451)		4,749,924

Mortgage Backed Security — 0.7%

GSR Mortgage Loan Trust
Class B2, Series 2005-5F, 5.74%, 06/25/2035 ▲●	628,584	235,351
		235,351
Total Mortgage Backed Security
(Cost $549,706)		235,351

Escrow Notes — 0.0%

Mirant Corp. (a)*^	20,000	0
NewPage Corp. (a)*^	300,000	0
		0
Total Escrow Notes
(Cost $198,770)		0

Total Long-Term Investments
(Cost $33,196,352)		26,943,666

	Number
	of Contracts
	(100 Shares Per
	Contract)

Purchased Options — 0.6%

Call Options — 0.2%
Mondelez International Inc. Expiration: January, 2017
Exercise Price: $50.00●	100	4,900
Monsanto Co., Expiration: October, 2016
Exercise Price: $115.00	210	840
Perrigo Co. PLC, Expiration: November, 2016
Exercise Price: $110.00	50	4,250
Valeant Pharmaceuticals International Inc., Expiration: January, 2018
Exercise Price: $30.00	100	65,600
Total Call Options (Cost $157,478)		75,590
Put Options — 0.4%
CurrencyShares Euro Trust, Expiration: December, 2016
Exercise Price: $110.00●	372	75,516
eBay Inc. Expiration: October, 2016
Exercise Price: $32.00	115	9,430
The Procter & Gamble Co., Expiration: October, 2016
Exercise Price: $100.00	34	35,360
Total Put Options (Cost $154,782)		120,306
Total Purchased Options
(Cost $312,260)		195,896
	Par
	Value
Money Market Deposit Accounts — 5.6%

U.S. Bank N.A., 0.10%	1,782,056	1,782,056
Total Money Market Deposit Accounts
(Cost $1,782,056)		1,782,056
	Number
	of Shares
Investments Purchased with Proceeds from Securities Lending — 19.2%

Money Market Funds — 19.2%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.68% (c)(d)	6,113,993	6,113,993
(Cost $6,113,993)		6,113,993
Total Investments
(Cost $41,404,661) — 110.1%		35,035,611
Other Liabilities in Excess of Assets, Net (10.1)%		(3,225,076)
Total Net Assets — 100.0%		$31,810,535

Schedule of Securities Sold Short (a)
Common Stock

Leidos Holdings Inc.	1	43
Total Common Stock		43
Total Securities Sold Short (Proceeds $38)		$43

	Number
	of Contracts
	(100 Shares Per Contract)
Written Options

Call Options
Ambac Financial Group Inc., Expiration: October, 2016
Exercise Price: $17.50●	131	15,393
CurrencyShares Euro Trust, Expiration: December, 2016
Exercise Price: $110.00	372	53,196
GlaxoSmithKline PLC, Expiration: October, 2016
Exercise Price: $44.00	138	4,830
PayPal Holdings Inc., Expiration: October, 2016
Exercise Price: $41.50	169	15,548
Perrigo Co. PLC, Expiration: November, 2016
Exercise Price: $130.00●	50	1,125
Pfizer Inc., Expiration: October, 2016
Exercise Price: $33.50	100	7,700
Pfizer Inc., Expiration: October, 2016
Exercise Price: $34.00	130	5,720
The Procter & Gamble Co., Expiration: October, 2016
Exercise Price: $100.00	34	102
QUALCOMM Inc, Expiration: October, 2016
Exercise Price: $61.50^	169	118,638
TerraForm Power Inc., Expiration: October, 2016
Exercise Price: $12.00●	90	19,350
Valeant Pharmaceuticals International Inc., Expiration: January, 2018
Exercise Price: $40.00	100	41,000
Zoetis Inc., Expiration: October, 2016
Exercise Price: $50.00	165	37,950
Total Call Options (Premiums Received $223,505)		320,552
Put Options
Air Methods Corp., Expiration: October, 2016
Exercise Price: $30.00	150	8,250
Coty Inc., Expiration: October, 2016
Exercise Price: $22.00	160	5,600
eBay Inc., Expiration: October, 2016
Exercise Price: $29.00	115	2,070
Imperva Inc., Expiration: October, 2016
Exercise Price: $40.00	100	1,500
Mondelez International Inc., Expiration: January, 2017
Exercise Price: $40.00	100	10,400
Total Put Options (Premiums Received $38,564)		27,820
Total Written Options (Premiums Received $262,069)		$348,372

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights
€	- Euro
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan. The total market value of securities on loan was $6,052,917. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
(c)	Rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
ƒ	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $4,209,437, representing 13.23% of net assets.
**	All or a portion of the shares have been committed as collateral for open securities sold short or written options.
+	Defaulted bonds.
#	Restricted security that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
●	Level 2 securities.
^	Indicates a fair valued security. Total market value for fair valued securities is $2,027,540 representing 6.37% of net assets and Level 3 securities.

Schedule of Investments

Quaker Global Tactical Allocation Fund
September 30, 2016 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 97.7%
Common Stocks — 92.7%

Communications — 25.1%
Internet — 22.4%
Alibaba Group Holding Ltd. - ADR (Cayman Islands) (a)	1,590	$168,206
Alphabet Inc. Cl A (a)	263	211,468
Alphabet Inc. Cl C (a)	258	200,541
Amazon.com Inc. (a)	506	423,679
Expedia Inc.	585	68,281
Facebook Inc. Cl A (a)	2,108	270,393
GoDaddy Inc. (a)	2,805	96,857
Netflix Inc. (a)	1,300	128,115
The Priceline Group Inc. (a)	120	176,579
Splunk Inc. (a)	1,045	61,321
Symantec Corp.	3,330	83,583
Wayfair Inc. (a)	510	20,079
		1,909,102
Media — 2.7%
Liberty Global PLC LiLAC CL C (United Kingdom) (a)	436	12,230
Liberty Global PLC Series C (United Kingdom) (a)	1,230	40,639
Time Warner Inc.	2,185	173,948
		226,817
Sub-Total Communications — Foreign (Cost $189,568)		221,075
Sub-Total Communications — United States (Cost $1,690,636)		1,914,844
Total Communications (Cost $1,880,204)		2,135,919

Consumer, Cyclical — 8.2%
Airlines — 0.1%
AMR Corp. Escrow (a) *^	7,600	11,020
Apparel — 0.3%
Adidas AG - ADR (Germany)	340	29,546
Auto Manufacturers — 1.6%
Bayerische Motoren Werke AG (Germany)	4,590	128,749
Tata Motors Ltd. - ADR (India)	130	5,216
		133,965
Retail — 6.2%
Costco Wholesale Corp	995	151,747
The TJX Cos. Inc.	2,240	167,507
Ulta Salon Cosmetics & Fragrance Inc. (a)	435	103,521
Walgreens Boots Alliance Inc.	1,270	102,387
		525,162
Sub-Total Consumer, Cyclical — Foreign (Cost $167,923)		163,511
Sub-Total Consumer, Cyclical — United States (Cost $502,294)		536,182
Total Consumer, Cyclical (Cost $670,217)		699,693

Consumer, Non-cyclical — 26.5%
Biotechnology — 8.1%
Amgen Inc.	1,826	304,595
Biogen Inc. (a)	545	170,601
BioMarin Pharmaceutical Inc. (a)	871	80,585
Regeneron Pharmaceuticals Inc. (a)	225	90,455
Vertex Pharmaceuticals Inc. (a)	485	42,297
		688,533
Commercial Services — 3.0%
FleetCor Technologies Inc. (a)	510	88,602
PayPal Holdings Inc. (a)	2,090	85,627
Square Inc. (a)	7,250	84,535
		258,764
Cosmetics & Personal Care — 1.2%
Unilever NV - NY Shares (Netherlands)	2,210	101,881
Food — 0.8%
Mondelez International Inc.	1,455	63,875
Healthcare-Products — 4.6%
Edwards Lifesciences Corp. (a)	1,785	215,200
Intuitive Surgical Inc. (a)	240	173,959
		389,159
Healthcare-Services — 1.5%
UnitedHealth Group Inc.	900	126,000
Household Products & Wares — 0.6%
Avery Dennison Corp.	710	55,231
Pharmaceuticals — 6.7%
AbbVie Inc.	971	61,241
Allergan PLC (Ireland) (a)	425	97,882
Eli Lilly & Co.	2,896	232,433
Roche Holding AG - ADR (Switzerland)	5,785	179,161
		570,717
Sub-Total Consumer, Non-cyclical — Foreign (Cost $395,029)		378,924
Sub-Total Consumer, Non-cyclical — United States (Cost $1,789,621)		1,875,236
Total Consumer, Non-cyclical (Cost $2,184,650)		2,254,160

Energy — 2.1%
Oil & Gas — 2.1%
Hess Corp.	1,285	68,902
Marathon Oil Corp.	4,015	63,477
Pioneer Natural Resources Co.	235	43,628
		176,007
Sub-Total Energy — United States (Cost $170,797)		176,007
Total Energy (Cost $170,797)		176,007

Financial — 12.8%
Banks — 2.3%
Bank of America Corp.	5,640	88,266
JPMorgan Chase & Co.	1,615	107,543
		195,809
Diversified Financial Services — 9.0%
Discover Financial Services	1,553	87,822
Ellie Mae Inc. (a)	1,290	135,837
Mastercard Inc. Cl A	2,740	278,850
Visa Inc. Cl A	3,163	261,580
		764,089
Insurance — 1.5%
Chubb Ltd. (Switzerland)	1,050	131,933
Sub-Total Financial — Foreign (Cost $118,644)		131,933
Sub-Total Financial — United States (Cost $857,837)		959,898
Total Financial (Cost $976,481)		1,091,831

Industrial — 3.3%
Electronics — 0.7%
Honeywell International Inc.	500	58,295
Miscellaneous Manufacturing — 1.3%
Fabrinet (Cayman Islands) (a)	2,375	105,901
Transportation — 1.3%
FedEx Corp.	640	111,795
Sub-Total Industrial — Foreign (Cost $95,987)		105,901
Sub-Total Industrial — United States (Cost $156,801)		170,090
Total Industrial (Cost $252,788)		275,991

Technology — 14.7%
Computers — 2.0%
Apple Inc.	1,485	167,879
Semiconductors — 3.3%
Applied Materials Inc.	4,175	125,876
Broadcom Ltd. (Singapore)	905	156,130
		282,006
Software — 9.4%
Activision Blizzard Inc.	2,105	93,251
Adobe Systems Inc. (a)	2,295	249,099
Intuit Inc.	745	81,957
NetEase Inc. - ADR (Cayman Islands)	435	104,740
ServiceNow Inc. (a)	1,425	112,789
Workday Inc. CL A (a)	1,740	159,541
		801,377
Sub-Total Technology — Foreign (Cost $214,474)		260,870
Sub-Total Technology — United States (Cost $847,520)		990,392
Total Technology (Cost $1,061,994)		1,251,262
Total Common Stocks
Cost ($7,197,131)		7,884,863

Exchange Traded Funds — 5.0%

ProShares UltraShort Euro (a)	3,390	80,546
WisdomTree Europe Hedged Equity Fund	6,340	340,712
		421,258
Sub-Total Exchange-Traded Funds — United States (Cost $424,756)		421,258
Total Exchange-Traded Funds (Cost $424,756)		421,258
Total Exchange Traded Funds
Cost ($424,756)		421,258
Total Long-Term Investments
Cost ($7,621,887)		8,306,121

Money Market Deposit Accounts — 2.4%	Par Value

U.S. Bank N.A., 0.10%	$208,363	208,363
Total Money Market Deposit Accounts
Cost ($208,363)		208,363

Total Investments
(Cost $7,830,250) — 100.1%		8,514,484
Liabilities in Excess of Other Assets, Net (0.1)%		(12,140)
Total Net Assets — 100.0%		$8,502,344
ADR	- American Depositary Receipt
(a)	Non-income producing security.
*	Indicates an illiquid security. Total market value for illiquid securities is $11,020, representing
0.1% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $11,020, representing
0.1% of net assets and Level 3 securities.

Schedule of Investments

Quaker Mid-Cap Value Fund
September 30, 2016 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 98.1%
Common Stocks — 84.1%

Basic Materials — 4.2%
Chemicals — 2.0%
Westlake Chemical Corp. (b)	2,675	$143,112
Iron & Steel — 2.2%
Reliance Steel & Aluminum Co.	2,222	160,051
Total Basic Materials (Cost $275,931)		303,163

Consumer, Cyclical — 13.6%
Auto Manufacturers — 1.5%
PACCAR Inc. (b)	1,825	107,274
Auto Parts & Equipment — 2.0%
The Goodyear Tire & Rubber Co.	4,425	142,927
Home Furnishings — 3.0%
Harman International Industries Inc.	1,634	137,991
Whirlpool Corp.	487	78,972
		216,963
Leisure Time — 3.2%
Brunswick Corp. (b)	2,893	141,120
Norwegian Cruise Line Holdings Ltd. (a)(b) f	2,358	88,897
		230,017
Retail — 1.2%
Best Buy Co. Inc.	2,211	84,416
Textiles — 1.0%
Mohawk Industries Inc. (a)(b)	349	69,919
Toys/Games/Hobbies — 1.7%
Hasbro Inc.	1,533	121,613
Total Consumer, Cyclical (Cost $898,050)		973,129

Consumer, Non-cyclical — 6.8%
Food — 2.0%
Ingredion Inc.	1,091	145,169
Healthcare-Products — 1.7%
Zimmer Biomet Holdings Inc. (a)	912	118,578
Healthcare-Services — 1.4%
Brookdale Senior Living Inc. (a)	5,734	100,058
Pharmaceuticals — 1.7%
Mylan NV (a) f	3,265	124,462
Total Consumer, Non-cyclical (Cost $466,683)		488,267

Energy — 11.4%
Oil & Gas — 10.4%
Concho Resources Inc. (a)(b)	1,508	207,124
Diamond Offshore Drilling Inc. (b)	2,403	42,317
Helmerich & Payne Inc. (b)	2,373	159,703
Marathon Oil Corp. (b)	7,031	111,160
Newfield Exploration Co. (a)	2,594	112,735
Tesoro Corp.	1,378	109,633
		742,672
Oil & Gas Services — 1.0%
RPC Inc. (a)(b)	4,341	72,929
Total Energy (Cost $752,984)		815,601

Financial — 14.9%
Banks — 8.2%
East West Bancorp Inc.	3,744	137,442
Huntington Bancshares Inc.	14,062	138,651
PacWest Bancorp	3,376	144,864
Zions Bancorporation (b)	5,376	166,764
		587,721
Insurance — 6.7%
Lincoln National Corp.	2,653	124,638
Reinsurance Group of America Inc. Cl A	1,887	203,683
Torchmark Corp.	2,386	152,442
		480,763
Total Financial (Cost $852,369)		1,068,484

Industrial — 11.5%
Aerospace & Defense — 1.0%
Teledyne Technologies Inc. (a)	691	74,580
Electronics — 4.2%
Jabil Circuit Inc.	3,270	71,351
Trimble Navigation Ltd. (a)	3,919	111,927
Woodward Inc.	1,820	113,714
		296,992
Machinery-Diversified — 1.7%
Roper Technologies Inc. (b)	680	124,079
Miscellaneous Manufacturing — 1.4%
Carlisle Cos. Inc.	987	101,236
Transportation — 3.2%
Kirby Corp. (a)(b)	1,306	81,181
Old Dominion Freight Line Inc. (a)	2,116	145,179
		226,360
Total Industrial (Cost $686,420)		823,247

Technology — 11.7%
Computers — 6.8%
CSRA Inc.	3,738	100,552
MAXIMUS Inc. (b)	2,257	127,656
Synopsys Inc. (a)	2,022	120,006
Western Digital Corp. (b)	2,358	137,872
		486,086
Semiconductors — 4.9%
NVIDIA Corp. (b)	1,147	78,593
ON Semiconductor Corp. (a)	15,648	192,783
Skyworks Solutions Inc.	1,080	82,231
		353,607
Total Technology (Cost $716,613)		839,693

Utilities — 10.0%
Electric — 6.2%
DTE Energy Co.	1,675	156,897
OGE Energy Corp.	4,337	137,136
Xcel Energy Inc.	3,776	155,345
		449,378
Gas — 3.8%
CenterPoint Energy Inc.	5,105	118,589
UGI Corp.	3,373	152,595
		271,184
Total Utilities (Cost $564,524)		720,562
Total Common Stocks
(Cost $5,213,574)		6,032,146

Real Estate Investment Trusts — 14.0%
Alexandria Real Estate Equities Inc. (b)	1,431	155,650
AvalonBay Communities Inc. (b)	349	62,066
Brixmor Property Group Inc.	5,190	144,230
DDR Corp.	3,806	66,339
Duke Realty Corp.	3,307	90,380
Gaming and Leisure Properties Inc. (b)	4,045	135,305
Sun Communities Inc. (b)	1,761	138,203
Taubman Centers Inc.	1,686	125,455
Ventas Inc. (b)	1,166	82,355
		999,983
Total Real Estate Investment Trusts
(Cost $872,655)		999,983
Total Long-Term Investments
(Cost $6,086,229)		7,032,129
Money Market Deposit Accounts — 1.5%	Par Value

U.S. Bank N.A., 0.10%	$105,894	105,894
Total Money Market Deposit Accounts
(Cost $105,894)		105,894

Investments Purchased with Proceeds from Securities Lending — 31.8%	Number of Shares

Money Market Funds — 31.8%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.68% (c)(d)	2,280,625	2,280,625
Total Investments Purchased with Proceeds from Securities Lending
(Cost $2,280,625)		2,280,625

Total Investments
(Cost $8,472,748) — 131.4%		9,418,648
Liabilities in Excess of Other Assets, Net (31.4)%		(2,249,597)
Total Net Assets — 100.0%		$7,169,051
(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $2,246,857. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.

Schedule of Investments

Quaker Small-Cap Value Fund
September 30, 2016 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 98.9%
Common Stocks — 90.3%

Basic Materials — 2.9%
Chemicals — 0.7%
Cabot Corp.	857	$44,916
Innophos Holdings Inc.	4,203	164,043
Koppers Holdings Inc. (a)	1,202	38,680
		247,639
Forest Products & Paper — 0.1%
Resolute Forest Products Inc. (a)(b)	9,439	44,646
Iron & Steel — 0.3%
Reliance Steel & Aluminum Co.	1,086	78,225
Ryerson Holding Corp. (a)	2,769	31,262
		109,487
Mining — 1.8%
Dominion Diamond Corp. f	35,206	342,906
Kaiser Aluminum Corp. (b)	2,971	256,962
		599,868
Total Basic Materials (Cost $960,542)		1,001,640

Communications — 11.1%
Internet — 5.1%
DHI Group Inc. (a)	44,270	349,290
IAC/InterActive Corp.	1,904	118,943
Internap Corp. (a)	9,403	15,515
Intralinks Holdings Inc. (a)	7,889	79,363
magicJack VocalTec Ltd. (a)(b)f	9,340	56,881
New Media Investment Group Inc. (b)	13,545	209,948
RetailMeNot Inc. (a)	35,012	346,269
Rocket Fuel Inc. (a)(b)	46,944	123,932
The Rubicon Project Inc. (a)	7,626	63,143
Web.com Group Inc. (a)(b)	21,760	375,795
		1,739,079
Media — 2.3%
Gannett Co. Inc.	12,350	143,754
MSG Networks Inc. (a)	16,823	313,076
Scholastic Corp.	430	16,925
Time Inc. (b)	22,755	329,492
		803,247
Telecommunications — 3.7%
Black Box Corp.	4,001	55,614
DigitalGlobe Inc. (a)	4,602	126,555
EarthLink Holdings Corp.	60,878	377,444
Extreme Networks Inc. (a)	45,574	204,627
FairPoint Communications Inc. (a)	18,536	278,596
NeuStar Inc. (a)(b)	8,338	221,707
		1,264,543
Total Communications (Cost $3,885,928)		3,806,869

Consumer, Cyclical — 10.2%
Airlines — 0.9%
Hawaiian Holdings Inc. (a)(b)	5,955	289,413
SkyWest Inc.	835	22,052
		311,465
Auto Manufacturers — 1.3%
Wabash National Corp. (a)(b)	30,867	439,546
Auto Parts & Equipment — 2.9%
Cooper Tire & Rubber Co. (b)	6,613	251,426
Dana Holding Corp.	11,157	173,938
Tenneco Inc. (a)(b)	1,728	100,691
Tower International Inc.	4,814	116,017
Visteon Corp.	5,029	360,378
		1,002,450
Distribution & Wholesale — 0.3%
Veritiv Corp. (a)(b)	1,950	97,832
Home Builders — 0.1%
NVR Inc. (a)	17	27,878
Home Furnishings — 0.9%
Ethan Allen Interiors Inc. (b)	9,812	306,821
Retail — 3.3%
Big Lots Inc. (b)	7,027	335,539
Bob Evans Farms Inc. (b)	1,683	64,459
Build-A-Bear Workshop Inc. (a)	2,399	24,854
The Children's Place Inc.	1,055	84,263
Del Frisco's Restaurant Group Inc. (a)	7,310	98,466
Francesca's Holdings Corp. (a)	13,651	210,635
Nu Skin Enterprises Inc. (b)	2,113	136,880
Potbelly Corp. (a)	7,552	93,871
Tailored Brands Inc. (b)	2,272	35,671
Vitamin Shoppe Inc. (a)	1,624	43,604
		1,128,242
Toys/Games & Hobbies — 0.5%
JAKKS Pacific Inc. (a)	21,239	183,505
Total Consumer, Cyclical (Cost $3,162,085)		3,497,739

Consumer, Non-cyclical — 22.9%
Agriculture — 0.4%
Universal Corp.	2,562	149,160
Biotechnology — 5.8%
Acorda Therapeutics Inc. (a)(b)	8,567	178,879
AMAG Pharmaceuticals Inc. (a)(b)	5,725	140,320
Applied Genetic Technologies Corp. (a)	30,129	294,662
Emergent BioSolutions Inc. (a)(b)	8,688	273,933
Five Prime Therapeutics Inc. (a)	3,613	189,646
Lexicon Pharmaceuticals Inc. (a)(b)	9,252	167,184
Ligand Pharmaceuticals Inc. (a)(b)	1,216	124,105
Retrophin Inc. (a)(b)	12,077	270,283
United Therapeutics Corp. (a)(b)	3,066	362,033
		2,001,045
Commercial Services — 6.9%
Aaron's Inc. (b)	8,190	208,190
American Public Education Inc. (a)	2,104	41,680
The Brink's Co.	8,987	333,238
Capella Education Co.	4,973	288,633
Cardtronics PLC (a)(b)f	2,936	130,945
HMS Holdings Corp. (a)	2,328	51,612
McGrath RentCorp	1,875	59,456
Medifast Inc.	5,094	192,502
Quanta Services Inc. (a)(b)	14,189	397,150
Rent-A-Center Inc.	20,226	255,657
RPX Corp. (a)	24,556	262,504
Strayer Education Inc. (a)	1,764	82,343
Vectrus Inc. (a)	2,868	43,680
		2,347,590
Cosmetics & Personal Care — 0.1%
Avon Products Inc.	6,441	36,456
Food — 1.1%
Cosan Ltd. f	4,176	29,859
Dean Foods Co. (b)	21,473	352,157
		382,016
Healthcare-Products — 2.2%
Genomic Health Inc. (a)	1,550	44,826
Halyard Health Inc. (a)	5,104	176,905
Orthofix International NV (a)f	9,537	407,897
Syneron Medical Ltd. (a)f	15,556	111,381
		741,009
Healthcare-Services — 0.9%
Air Methods Corp. (a)(b)	7,283	229,342
Chemed Corp. (b)	321	45,283
RadNet Inc. (a)	5,162	38,199
		312,824
Household Products & Wares — 0.4%
ACCO Brands Corp. (a)	12,300	118,572
Pharmaceuticals — 5.1%
Anika Therapeutics Inc. (a)	7,146	341,936
BioSpecifics Technologies Corp. (a)	1,489	68,003
Enanta Pharmaceuticals Inc. (a)(b)	15,533	413,333
Omega Protein Corp. (a)	11,791	275,556
Sucampo Pharmaceuticals Inc. (a)	9,118	112,242
Threshold Pharmaceuticals Inc. (a)	24,312	16,471
Vanda Pharmaceuticals Inc. (a)(b)	26,755	445,203
Zafgen Inc. (a)(b)	26,602	88,053
		1,760,797
Total Consumer, Non-cyclical (Cost $7,437,718)		7,849,469

Energy — 2.2%
Energy-Alternate Sources — 1.3%
Renewable Energy Group Inc. (a)	7,626	64,592
REX American Resources Corp. (a)(b)	4,301	364,553
		429,145
Oil & Gas — 0.8%
Atwood Oceanics Inc. (b)	10,379	90,193
Bill Barrett Corp. (a)	10,307	57,307
Rowan Cos. PLC f	9,623	145,885
		293,385
Oil & Gas Services — 0.1%
Matrix Service Co. (a)	1,156	21,687
Total Energy (Cost $651,465)		744,217

Financial — 16.5%
Banks — 4.7%
Central Pacific Financial Corp.	14,175	357,068
Enterprise Financial Services Corp.	1,246	38,938
Independent Bank Corp.	9,451	159,060
National Bank Holdings Corp.	14,946	349,288
Popular Inc. f	10,077	385,143
Walker & Dunlop Inc. (a)	6,925	174,926
Waterstone Financial Inc.	8,128	138,095
		1,602,518
Diversified Financial Services — 1.5%
Altisource Portfolio Solutions SA (a)(b)f	2,757	89,327
Federal Agricultural Mortgage Corp.	4,344	171,588
GAMCO Investors Inc.	2,615	74,449
Navient Corp.	1,813	26,234
Regional Management Corp. (a)	7,314	158,348
		519,946
Insurance — 8.5%
American Financial Group Inc.	3,646	273,450
Aspen Insurance Holdings Ltd. f	8,668	403,842
Assured Guaranty Ltd. f	15,246	423,076
Baldwin & Lyons Inc.	3,042	77,966
Genworth Financial Inc. (a)	42,862	212,595
HCI Group Inc. (b)	3,746	113,729
Heritage Insurance Holdings Inc.	3,677	52,986
Reinsurance Group of America Inc. Cl A	3,989	430,573
Universal Insurance Holdings Inc. (b)	6,834	172,217
Validus Holdings Ltd. f	7,934	395,272
Voya Financial Inc.	13,016	375,121
		2,930,827
Real Estate — 0.1%
The RMR Group Inc	715	27,127
Savings & Loans — 1.7%
Banc of California Inc.	5,673	99,050
First Defiance Financial Corp.	626	27,945
Flagstar Bancorp Inc. (a)	16,284	451,881
		578,876
Total Financial (Cost $4,981,037)		5,659,294

Industrial — 13.2%
Aerospace & Defense — 0.7%
Spirit AeroSystems Holdings Inc. (a)	5,385	239,848
Building Materials — 1.1%
Boise Cascade Co. (a)	3,903	99,136
NCI Building Systems Inc. (a)	9,253	135,002
Owens Corning	2,498	133,368
		367,506
Electronics — 2.1%
Celestica Inc. (a)f	13,577	147,039
Sparton Corp. (a)	6,421	168,616
Vishay Intertechnology Inc. (b)	29,649	417,754
		733,409
Engineering & Construction — 3.3%
Aegion Corp. (a)	19,679	375,279
EMCOR Group Inc.	5,529	329,639
MYR Group Inc. (a)	13,810	415,681
		1,120,599
Machinery-Diversified — 1.0%
BWX Technologies Inc.	9,285	356,265
Metal Fabricate & Hardware — 0.8%
Global Brass & Copper Holdings Inc.	7,870	227,364
Olympic Steel Inc. (b)	2,945	65,085
		292,449
Miscellaneous Manufacturing — 1.7%
Myers Industries Inc.	9,355	121,521
Trinseo SA (b)f	8,016	453,385
		574,906
Shipbuilding — 1.2%
Huntington Ingalls Industries Inc.	2,625	402,727
Transportation — 1.3%
DHT Holdings Inc. (b)f	72,962	305,711
Euronav NV (b)f	16,904	128,977
		434,688
Total Industrial (Cost $4,006,471)		4,522,397

Technology — 8.0%
Computers — 1.4%
Cadence Design Systems Inc. (a)(b)	3,363	85,857
Carbonite Inc. (a)	14,202	218,143
Convergys Corp. (b)	2,163	65,798
Teradata Corp. (a)(b)	3,114	96,534
		466,332
Semiconductors — 2.7%
Alpha & Omega Semiconductor Ltd. (a)f	7,894	171,458
Amkor Technology Inc. (a)	20,891	203,061
Kulicke & Soffa Industries Inc. (a)	26,736	345,696
Teradyne Inc. (b)	7,190	155,160
Xcerra Corp. (a)	10,783	65,345
		940,720
Software — 3.9%
Aspen Technology Inc. (a)(b)	10,318	482,779
Avid Technology Inc. (a)	10,903	86,570
Everyday Health Inc. (a)	12,247	94,180
Jive Software Inc. (a)	19,381	82,563
MicroStrategy Inc. (a)	138	23,107
Rosetta Stone Inc. (a)	11,534	97,808
Take-Two Interactive Software Inc. (a)(b)	10,663	480,688
		1,347,695
Total Technology (Cost $2,212,406)		2,754,747

Utilities — 3.3%
Electric — 1.4%
El Paso Electric Co.	2,350	109,909
Great Plains Energy Inc.	2,795	76,276
NRG Energy Inc.	11,511	129,038
Portland General Electric Co. (b)	4,062	173,001
		488,224
Gas — 1.8%
Just Energy Group Inc. f	22,712	115,150
Southwest Gas Corp.	664	46,387
UGI Corp.	9,518	430,594
		592,131
Water — 0.1%
Consolidated Water Co Ltd. f	3,418	39,717
Total Utilities (Cost $1,010,566)		1,120,072
Total Common Stocks
(Cost $28,308,218)		30,956,444

Real Estate Investment Trusts — 8.6%
Armada Hoffler Properties Inc.	12,342	165,383
Ashford Hospitality Trust Inc.	59,556	350,785
CBL & Associates Properties Inc. (b)	29,356	356,382
First Potomac Realty Trust	5,446	49,831
Forest City Realty Trust Inc.	4,575	105,820
Mack-Cali Realty Corp. (b)	13,978	380,481
New Senior Investment Group Inc.	28,984	334,475
NexPoint Residential Trust Inc.	1,236	24,300
Preferred Apartment Communities Inc.	11,758	158,850
Summit Hotel Properties Inc.	5,435	71,524
Taubman Centers Inc. (b)	4,565	339,682
Washington Prime Group Inc.	20,279	251,054
Xenia Hotels & Resorts Inc.	23,943	363,455
		2,952,022
Total Real Estate Investment Trusts
(Cost $3,126,583)		2,952,022
Total Long-Term Investments
(Cost $31,434,801)		33,908,466
Money Market Deposit Accounts— 0.7%	Par Value

U.S. Bank N.A., 0.10%	$220,275	220,275
Total Money Market Deposit Accounts
(Cost $220,275)		220,275

Investments Purchased with Proceeds from Securities Lending — 35.0%	Number of Shares

Money Market Funds — 35.0%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.68% (c)(d)	12,013,189	12,013,189
Total Investments Purchased with Proceeds from Securities Lending
(Cost $12,013,189)		12,013,189
Total Investments
(Cost $43,668,265) — 134.6%		46,141,930
Liabilities in Excess of Other Assets, Net (34.6)%		(11,854,714)
Total Net Assets — 100.0%		$34,287,216

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $11,791,193. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.

Schedule of Investments

Quaker Strategic Growth Fund
September 30, 2016 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 97.2%
Common Stocks — 97.2%

Communications — 26.1%
Internet — 23.3%
Alibaba Group Holding Ltd. - ADR (a)(b) f	16,063	$1,699,305
Alphabet Inc. Cl A (a)	2,685	2,158,901
Alphabet Inc. Cl C (a)(b)	2,803	2,178,744
Amazon.com Inc. (a)	5,107	4,276,142
Expedia Inc. (b)	5,915	690,399
Facebook Inc. Cl A (a)	21,265	2,727,662
GoDaddy Inc. (a)(b)	28,485	983,587
Netflix Inc. (a)(b)	13,095	1,290,512
The Priceline Group Inc. (a)(b)	1,200	1,765,788
Splunk Inc. (a)(b)	10,760	631,397
Symantec Corp. (b)	51,390	1,289,889
Wayfair Inc. (a)(b)	5,130	201,968
		19,894,294
Media — 2.3%
Time Warner Inc. (b)	24,500	1,950,445
Telecommunications — 0.5%
Acacia Communications Inc. (a)(b)	3,890	401,759
Total Communications (Cost $19,461,206)		22,246,498

Consumer, Cyclical — 6.6%
Airlines — 0.4%
AMR Corp. Escrow (a) *^	211,235	306,291
Retail — 6.2%
Costco Wholesale Corp (b)	10,010	1,526,625
The TJX Cos. Inc. (b)	22,830	1,707,227
Ulta Salon Cosmetics & Fragrance Inc. (a)	4,440	1,056,631
Walgreens Boots Alliance Inc. (b)	12,970	1,045,641
		5,336,124
Total Consumer, Cyclical (Cost $5,156,309)		5,642,415

Consumer, Non-cyclical — 27.6%
Biotechnology — 8.7%
Amgen Inc. (b)	18,495	3,085,151
Biogen Inc. (a)	6,980	2,184,949
BioMarin Pharmaceutical Inc. (a)(b)	8,769	811,308
Regeneron Pharmaceuticals Inc. (a)(b)	2,270	912,585
Vertex Pharmaceuticals Inc. (a)(b)	4,889	426,370
		7,420,363
Commercial Services — 3.1%
FleetCor Technologies Inc. (a)	5,330	925,981
PayPal Holdings Inc. (a)	21,225	869,588
Square Inc. (a)(b)	73,215	853,687
		2,649,256
Cosmetics & Personal Care — 1.3%
Unilever NV - NY Shares f	24,005	1,106,631
Food — 0.8%
Mondelez International Inc. (b)	14,735	646,867
Healthcare-Products — 4.6%
Edwards Lifesciences Corp. (a)	18,125	2,185,150
Intuitive Surgical Inc. (a)(b)	2,445	1,772,209
		3,957,359
Healthcare-Services — 1.5%
UnitedHealth Group Inc. (b)	9,130	1,278,200
Household Products & Wares — 0.8%
Avery Dennison Corp.	8,505	661,604
Pharmaceuticals — 6.8%
AbbVie Inc. (b)	10,023	632,151
Allergan PLC (a) f	4,311	992,866
Eli Lilly & Co.	29,636	2,378,585
Roche Holding AG - ADR f	58,415	1,809,113
		5,812,715
Total Consumer, Non-cyclical (Cost $22,839,379)		23,532,995

Energy — 3.1%
Oil & Gas — 3.1%
Diamondback Energy Inc. (a)	6,745	651,163
Hess Corp. (b)	12,905	691,966
Marathon Oil Corp. (b)	40,490	640,147
Pioneer Natural Resources Co. (b)	3,445	639,564
		2,622,840
Total Energy (Cost $2,558,492)		2,622,840

Financial — 14.4%
Banks — 2.3%
Bank of America Corp.	56,835	889,468
JPMorgan Chase & Co. (b)	16,291	1,084,817
		1,974,285
Diversified Financial Services — 9.1%
Discover Financial Services	15,285	864,367
Ellie Mae Inc. (a)(b)	13,176	1,387,433
Mastercard Inc. Cl A	27,495	2,798,166
Visa Inc. Cl A (b)	33,260	2,750,602
		7,800,568
Insurance — 3.0%
Chubb Ltd. f	13,365	1,679,312
Marsh & McLennan Cos. Inc.	12,763	858,312
		2,537,624
Total Financial (Cost $10,573,910)		12,312,477

Industrial — 4.0%
Electronics — 0.8%
Honeywell International Inc.	5,701	664,679
Miscellaneous Manufacturing — 1.2%
Fabrinet (a) f	24,000	1,070,160
Transportation — 2.0%
FedEx Corp. (b)	9,835	1,717,978
Total Industrial (Cost $3,203,679)		3,452,817

Technology — 15.4%
Computers — 2.0%
Apple Inc. (b)	15,010	1,696,880
Semiconductors — 3.3%
Applied Materials Inc.	42,270	1,274,441
Broadcom Ltd. f	9,135	1,575,970
		2,850,411
Software — 10.1%
Activision Blizzard Inc. (b)	23,720	1,050,796
Adobe Systems Inc. (a)(b)	25,719	2,791,540
Intuit Inc. (b)	7,975	877,330
NetEase Inc. - ADR f	4,410	1,061,840
ServiceNow Inc. (a)(b)	14,660	1,160,339
Workday Inc. CL A (a)(b)	17,935	1,644,460
		8,586,305
Total Technology (Cost $10,914,873)		13,133,596
Total Common Stocks
(Cost $74,707,848)		82,943,638
Total Long-Term Investments
(Cost $74,707,848)		82,943,638
Money Market Deposit Accounts — 4.1%	Par Value

U.S. Bank N.A., 0.10%	$3,523,867	3,523,867
Total Money Market Deposit Accounts
(Cost $3,523,867)		3,523,867

Investments Purchased with Proceeds from Securities Lending — 46.9%	Number of Shares

Money Market Funds — 46.9%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.68% (c)(d)	39,984,881	39,984,881
Total Investments Purchased with Proceeds from Securities Lending
(Cost $39,984,881)		39,984,881

Total Investments
(Cost $118,216,596) — 148.2%		126,452,386
Liabilities in Excess of Other Assets, Net (48.2)%		(41,107,632)
Total Net Assets — 100.0%		$85,344,754

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $39,466,188. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $306,291, representing 0.4% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $306,291, representing 0.4% of net assets and Level 3 securities.

The cost basis of investments for federal income tax purposes at September 30, 2016 for the Quaker Funds were as follows+:

				Net Unrealized
		Gross	Gross	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
Event Arbitrage	41,404,661	1,872,496	(8,241,546)	(6,369,050)
Global Tactical Allocation	7,830,250	788,419	(104,185)	684,234
Mid-Cap Value	8,472,748	1,141,769	(195,869)	945,900
Small-Cap Value	43,668,265	3,973,830	(1,500,165)	2,473,665
Strategic Growth	118,216,596	8,953,564	(717,774)	8,235,790

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding at the Quaker Funds' previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Summary of Fair Value Exposure at September 30, 2016

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 - Quoted prices in active markets for identical securities.

• Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities, if any, are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, structured notes and warrants that do not trade on an exchange, OTC options and international equity securities, if any, are valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 - Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

QUAKER EVENT ARBITRAGE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$17,765,101	$381,402	$1,145,426	$19,291,929
Preferred Stocks	47,060	150,317	655,752	853,129
Real Estate Investment Trusts	424,800	—	—	424,800
Structured Notes	—	746,730	—	746,730
Asset Backed Securities	—	192,688	—	192,688
Convertible Bonds	—	449,115	0	449,115
Corporate Bonds	—	4,404,924	345,000	4,749,924
Mortgage Backed Security	—	235,351	—	235,351
Escrow Notes	—	—	0	0
Purchased Options	115,480	80,416	—	195,896
Money Market Deposit Accounts	1,782,056	—	—	1,782,056
Investments Purchased with Proceeds from Securities Lending	6,113,993	—	—	6,113,993
Total Investments in Securities	$26,248,490	$6,640,943	$2,146,178	$35,035,611
Common Stocks sold short	$(43)	$—	$—	$(43)
Written Options	(193,866)	(35,868)	(118,638)	(348,372)
Total Investments in Securities sold short	$(193,909)	$(35,868)	$(118,638)	$(348,415)

QUAKER GLOBAL TACTICAL ALLOCATION FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$7,873,843	$—	$11,020	$7,884,863
Exchange Traded Funds	421,258	—	—	421,258
Money Market Deposit Accounts	208,363	—	—	208,363
Total Investments in Securities	$8,503,464	$—	$11,020	$8,514,484

QUAKER MID-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$6,032,146	$—	$—	$6,032,146
Real Estate Investment Trusts	999,983	—	—	999,983
Money Market Deposit Accounts	105,894	—	—	105,894
Investments Purchased with Proceeds from Securities Lending	2,280,625	—	—	2,280,625
Total Investments in Securities	$9,418,648	$—	$—	$9,418,648

QUAKER SMALL-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$30,956,444	$—	$—	$30,956,444
Real Estate Investment Trusts	2,952,022	—	—	2,952,022
Money Market Deposit Accounts	220,275	—	—	220,275
Investments Purchased with Proceeds from Securities Lending	12,013,189	—	—	12,013,189
Total Investments in Securities	$46,141,930	$—	$—	$46,141,930

QUAKER STRATEGIC GROWTH FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$82,637,347	$—	$306,291	$82,943,638
Money Market Deposit Accounts	3,523,867	—	—	3,523,867
Investments Purchased with Proceeds from Securities Lending	39,984,881	—	—	39,984,881
Total Investments in Securities	$126,146,095	$—	$306,291	$126,452,386

Refer to the Fund’s Schedules of Investments for industry classifications.

Level 3 Reconciliation
The following is a reconciliation of Event Arbitrage’s, Global Tactical Allocation’s and Strategic Growth’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

QUAKER EVENT ARBITRAGE FUND

	Balance as of				Net Unrealized	Amortized	Transfers	Transfers	Balance as of
	June 30,			Realized	appreciation	discounts/	in to	out of	September 30,
	2016	Purchases	Sales	gain (loss)	(depreciation)	premiums	Level 3	Level 3	2016
Common Stocks	$1,175,330	$—	$—	$—	$(29,904)	$—	—		$1,145,426
Preferred Stocks	695,826	—	—		(40,074)	—	—		655,752
Convertible Bonds	0	—		—			—		0
Corporate Bonds	581,627	—	(250,102)	37,772	(24,477)	180	—		345,000
Escrow Notes	0	—	—	—	—	—	—	—	0
	$2,452,783	$—	$(250,102)	$37,772	$(94,455)	$180	$—	$—	$2,146,178
Written Options	$—	$(41,066)	$—	$—	$(77,572)	$—	$—	$—	$(118,638)
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2016									$(192,551)

QUAKER GLOBAL TACTICAL ALLOCATION FUND

	Balance as of				Net Unrealized	Amortized	Transfers	Transfers	Balance as of
	June 30,			Realized	appreciation	discounts/	in to	out of	September 30,
	2016	Purchases	Sales	gain (loss)	(depreciation)	premiums	Level 3	Level 3	2016
Common Stocks	$11,020	$—	$—	$—	$—	$—	$—	$—	$11,020
	$11,020	$—	$—	$—	$—	$—	$—	$—	$11,020
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2016									$—

QUAKER STRATEGIC GROWTH FUND

	Balance as of				Net Unrealized	Amortized	Transfers	Transfers	Balance as of
	June 30,			Realized	appreciation	discounts/	in to	out of	September 30,
	2016	Purchases	Sales	gain (loss)	(depreciation)	premiums	Level 3	Level 3	2016
Common Stocks	$306,291	$—	$—	$—	$—	$—	$—	$—	$306,291
	$306,291	$—	$—	$—	$—	$—	$—	$—	$306,291
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2016									$—

Transfers are recognized at the end of the reporting period.
There have been no transfers in and out of Level 1 and Level 2 fair value measuerments as of September 30, 2016, except for the Quaker Event Arbitrage Fund listed below:

Transfers out of Level 1 into Level 2	$150,312	Due to a decrease of market activity.
Transfers out of Level 2 into Level 1	$4,750	Due to an increase of market activity.

The following presents information about significant unobservable inputs related to Level 3 investments at September 30, 2016:

QUAKER EVENT ARBITRAGE FUND

	Fair Value at				Increase in Inputs
Asset	September 30,	Valuation	Unobservable	Input	Impact on
Categories	2016	Technique	Input	Values	Valuation*
Common Stocks
Auto Parts & Equipment	$15,000	Market approach	Last traded price of pre-conversion bonds	$2.53	Increase
Computers	$—	Profitability expected return method	Uncertainty of any additional future payout	$—	Increase
Escrow Shares	$—	Profitability expected return method	Uncertainty of any additional future payout	$—	Increase
Healthcare-Products	$17,544	Market approach	Last traded price of non-restricted shares less a discount	-21.00%	Decrease
Healthcare-Services	$1,091,732	Market approach	Last traded price adjusted by movement in index	0.74%	Increase
Holding Companies-Diversified	$—	Profitability expected return method	Uncertainty of any additional future payout	$—	Increase
Lodging	$—	Profitability expected return method	Uncertainty of any additional future payout	$—	Increase
Mining	$—	Profitability expected return method	Uncertainty of any additional future payout	$—	Increase
Real Estate	$21,150	Vendor pricing	Single broker quote since shares are not listed yet	$0.23	Increase
Software	$—	Profitability expected return method	Uncertainty of any additional future payout	$—	Increase

Preferred stock
Healthcare-Services	$613,000	Market approach	Prior transaction cost	$1,000.00	Increase
Insurance	$40,000	Vendor pricing	Single broker quote	$4,000.00	Increase
Industrial	$2,752	Market approach	Uncertainty of any additional future payout coupled with illiquidity	$—	Increase

Convertible Bonds
Mining	$—	Profitability expected return method	Uncertainty of any additional future payout	$—	Increase
Corporate Bonds
Auto Parts & Equipment	$—	Profitability expected return method	Uncertainty of any additional future payout	$—	Increase
Diversified Financial Services	$25,000	Vendor pricing	Single broker quote	$0.50	Increase
Diversified Financial Services	$320,000	Vendor pricing	Single broker quote	$32.00	Increase
Venture Capital	$—	Profitability expected return method	Uncertainty of any additional future payout	$—	Increase
Escrow Notes	$—	Profitability expected return method	Uncertainty of any additional future payout	$—	Increase
Written Options	$118,638	Black-Scholes model with continuous time	Implied volatility as calculated by Bloomberg standard model	$7.02	Increase

QUAKER GLOBAL TACTICAL ALLOCATION FUND

	Fair Value at				Increase in Inputs
	September 30,	Valuation	Unobservable	Input	Impact on
	2016	Technique	Input	Values	Valuation*
Common Stocks
Airlines	$11,020	Market approach	Projected final distribution, discounted for lack of marketability	-10.00%	Decrease

QUAKER STRATEGIC GROWTH FUND

	Fair Value at				Increase in Inputs
	September 30,	Valuation	Unobservable	Input	Impact on
	2016	Technique	Input	Values	Valuation*
Common Stocks
Airlines	$306,291	Market approach	Projected final distribution, discounted for lack of marketability	-10.00%	Decrease

* An impact to Valuation from a decrease in input would produce the opposite effect of an increase.

Disclosures about Derivative Instruments and Hedging Activities.

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds traded financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at September 30, 2016 was as follows:

Quaker Event Arbitrage Fund

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$195,896	N/A	$—
Written Option Contracts	N/A	—	Schedule of Written Option Contracts	348,372
Total		$195,896		$348,372

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)      /s/Jeffry H. King, Sr.
Jeffry H. King, Sr.,
Chief Executive Officer

Date     November 28, 2016

By (Signature and Title)      /s/Laurie Keyes
Laurie Keyes,
Treasurer

Date     November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jeffry H. King, Sr.
Jeffry H. King, Sr.,
Chief Executive Officer

Date     November 28, 2016

By (Signature and Title)      /s/Laurie Keyes
Laurie Keyes,
Treasurer

Date     November 28, 2016

* Print the name and title of each signing officer under his or her signature.